Debt - Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) shares	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares
Borrowings
Amount of debt converted		$ 32,500
Number of shares issued on conversion of debt | shares		10,026,354
Conversion price | $ / shares				$ 3.50
Amount outstanding	$ 50,470			$ 79,856
Minimum
Borrowings
Conversion price | $ / shares				$ 3.50
Historical convertible promissory notes
Borrowings
Amount of debt converted	$ 32,100
Number of shares issued on conversion of debt | shares	4,258,223
Amount of principal and interest outstanding	$ 7,900
Number of noteholders | item	2
Conversion price | $ / shares	$ 3.50
Amount outstanding	$ 5,630			$ 35,347
Historical convertible promissory notes | Minimum
Borrowings
Interest rate (as a percent)	4.00%
Historical convertible promissory notes | Maximum
Borrowings
Interest rate (as a percent)	7.00%
2023 & 2024 convertible promissory notes
Borrowings
Amount outstanding	$ 5,000
2023 & 2024 convertible promissory notes | CVT Investors
Borrowings
Principal amount	$ 13,300
Interest rate (as a percent)	5.00%
Amount of debt converted	$ 13,400
Number of shares issued on conversion of debt | shares	2,004,535
Conversion price | $ / shares	$ 6.67
Amount outstanding	$ 0
2023 & 2024 convertible promissory notes | Strategic investor
Borrowings
Principal amount	$ 5,000		$ 5,000
Interest rate (as a percent)	5.00%
Term for conversion	6 months
Conversion price | $ / shares	$ 10.00